Equity - Additional Information (Detail)		1 Months Ended				3 Months Ended	6 Months Ended		7 Months Ended		12 Months Ended
	Apr. 12, 2024 USD ($)	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($)	Jan. 31, 2024 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2023 USD ($) $ / shares	Jul. 31, 2025 EUR (€) € / shares shares	Jul. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 $ / shares	Feb. 05, 2021 € / shares shares	Feb. 04, 2021 € / shares
Disclosure of classes of share capital [line items]
Authorized share capital | €											€ 14,100,000		€ 14,100,000	€ 14,100,000
Nominal value per share | (per share)							€ 0.12				€ 0.12		€ 0.12	€ 0.12		$ 24
Number of shares issued and fully paid											65,210,590		54,379,491	52,290,212
Share capital | €											€ 7,825,271		€ 6,525,539	€ 6,300,000
Proceeds from sales | $						$ 350,000,000
Sale of ordinary share | €											171,236,968		€ 12,609	€ 342,558,848
Proceeds from issue of ordinary shares											€ 9,300,000	$ 9,800,000
Par value per share difference | $ / shares												$ 0.01
Voting rights description											one vote per share.	one vote per share.
Shares sold at the public offering price | (per share)							€ 0.12				€ 0.12		€ 0.12	€ 0.12		24
Purchase price per share | $ / shares								$ 10.07
Proceeds from exercise of pre-funded warrants		€ 4,000.000	$ 5,000.000		$ 10,000.00
Issuance of ordinary shares		500,000	500,000		1,375,000
Dividend | €											€ 0		€ 0	€ 0
Leerink Partners [member]
Disclosure of classes of share capital [line items]
Payments for share issue costs											€ 300,000	$ 300,000
Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares									€ 0.12					€ 0.12
Proceeds from sales									€ 160,300,000	$ 188,500,000				€ 261,600,000	$ 282,000,000
Bank fees									€ 10,900,000	$ 12,800,000				€ 16,700,000	$ 18,000,000
Shares sold at the public offering price | € / shares									€ 0.12					€ 0.12
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized											117,500,000		117,500,000	58,750,000
Nominal value per share | € / shares																	€ 0.12	€ 0.01
Number of shares issued and fully paid											65,210,590		54,379,491				9,511,075
Proceeds from sales							€ 64,100,000	$ 70,000,000
Sale of ordinary share | $								$ 6,951,340				$ 593,927
Shares sold at the public offering price | € / shares																	€ 0.12	€ 0.01
Ordinary Shares [member] | S V B Leerink [Member]
Disclosure of classes of share capital [line items]
Proceeds from sales | $	$ 175,000,000
At-the-market program providing for sales from time to time | $				$ 175,000,000		$ 75,000,000
Ordinary Shares [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid									9,562,500					11,125,000
Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized														58,750,000
Pre-funded warrants [member]
Disclosure of classes of share capital [line items]
Nominal value per share | $ / shares																23.99
Shares sold at the public offering price | $ / shares																$ 23.99
Pre-funded warrants [member] | Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid									500,000					1,375,000